Investments in associates	12 Months Ended
Dec. 31, 2021
Investments In Associates
Investments in associates

5.15	Investments in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

The requirements of IAS 28 are applied to determine whether there is any objective evidence that its net investment in the associate is impaired after the initial recognition of the net investment (a ‘loss event’). When and only when, there is a loss event existing and the impact on the estimated future cash flows from the net investment can be reliably estimated, the entire carrying amount of the investment is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

Details of the Group’s material associate are as follows:

Name of associate	Place of business	Measurement method	% of ownership interest as at December 31,
			2021	2020
BliNK Biomedical SAS	FR	Equity method	48.9%	48.9%

In January 2015, the Company and the UK Company BliNK Therapeutics Ltd founded BliNK Biomedical SAS (“BliNK”), a private company specialized in the discovery of innovative monoclonal antibodies. The Company contributed assets and liabilities in conjunction with the VIVA│Screen® technology. From 2018 onward BliNK reduced its research activities and has licensed out its technology.

BliNK is a private company and its shares are not listed on a stock exchange.

While the Company retains a substantial ownership interest in the entity, BliNK is run as an independent business by its own management team. The Company does not have control over BliNK in the regards of IFRS 10, but rather holds a significant influence in BliNK in accordance with IAS 28.3, and therefore the investment in associates is accounted for by using the equity method in accordance with IAS 28.

In 2021, the Company recorded a loss of €0.0 million related to its share of equity in BliNK (2020: loss of €0.3 million). The total equity of BliNK amounted to €4.3 million as at December 31, 2021 (December 31, 2020: €4.4 million). Refer to Note 5.16 impairment testing.

5.15.1	Summarized financial information

The summarized financial information below represents amounts shown in the associate’s financial statements prepared in accordance with IFRS (adjusted by the Group for equity accounting purposes).

€ in thousand	As at December 31,
	2021	2020
BliNK Biomedical SAS
Non-current assets	2	3
Current assets	4,782	4,759
Non-current liabilities	209	209
Current liabilities	93	38
Revenue	810	836
Loss from continuing operations	(16)	(272)
Total comprehensive income	(16)	(272)

5.15.2	Reconciliation to the carrying amount

€ in thousand	As at December 31,
	2021	2020
Net assets of associate	4,344	4,355
Proportion of the Company’s ownership interest in BliNK Biomedical SAS	48.9%	48.9%
Balance	2,121	2,130